CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
COMMUNICATION SERVICES - 11.8%
Interactive Media & Services - 1.2%
Alphabet Inc., Class A Shares	2,219	$2,578,367	*

Media - 9.0%
Charter Communications Inc., Class A Shares	17,083	7,453,484	*
Comcast Corp., Class A Shares	215,640	7,413,703
DISH Network Corp., Class A Shares	195,895	3,915,941	*

Total Media		18,783,128

Wireless Telecommunication Services - 1.6%
T-Mobile US Inc.	40,610	3,407,179	*

TOTAL COMMUNICATION SERVICES		24,768,674

CONSUMER DISCRETIONARY - 2.3%
Specialty Retail - 2.3%
Home Depot Inc.	26,248	4,900,764

CONSUMER STAPLES - 4.3%
Beverages - 2.6%
Keurig Dr Pepper Inc.	115,493	2,803,015
PepsiCo Inc.	21,710	2,607,371

Total Beverages		5,410,386

Household Products - 1.7%
Reynolds Consumer Products Inc.	122,773	3,581,288

TOTAL CONSUMER STAPLES		8,991,674

ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Chevron Corp.	42,303	3,065,275
Enterprise Products Partners LP	147,950	2,115,685
Exxon Mobil Corp.	57,512	2,183,731
Royal Dutch Shell PLC, ADR, Class A Shares	55,984	1,953,282
Suncor Energy Inc.	158,826	2,509,451

TOTAL ENERGY		11,827,424

FINANCIALS - 19.3%
Banks - 8.6%
Bank of America Corp.	247,091	5,245,742
JPMorgan Chase & Co.	102,546	9,232,216
US Bancorp	108,533	3,738,962

Total Banks		18,216,920

Capital Markets - 2.0%
Bank of New York Mellon Corp.	55,769	1,878,300
Charles Schwab Corp.	72,500	2,437,450

Total Capital Markets		4,315,750

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2020 Quarterly Report	1

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Consumer Finance - 2.3%
American Express Co.	56,028	$4,796,557

Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B Shares	19,450	3,556,044	*

Insurance - 4.7%
Marsh & McLennan Cos. Inc.	42,889	3,708,183
Progressive Corp.	44,342	3,274,213
Travelers Cos. Inc.	28,414	2,822,931

Total Insurance		9,805,327

TOTAL FINANCIALS		40,690,598

HEALTH CARE - 15.6%
Biotechnology - 1.7%
Amgen Inc.	17,301	3,507,432

Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	35,700	3,159,450
Anthem Inc.	18,648	4,233,842
CVS Health Corp.	48,537	2,879,700
UnitedHealth Group Inc.	14,700	3,665,886

Total Health Care Providers & Services		13,938,878

Pharmaceuticals - 7.3%
Johnson & Johnson	38,454	5,042,473
Merck & Co. Inc.	65,191	5,015,796
Novartis AG, ADR	32,438	2,674,513
Pfizer Inc.	83,160	2,714,342

Total Pharmaceuticals		15,447,124

TOTAL HEALTH CARE		32,893,434

INDUSTRIALS - 13.1%
Aerospace & Defense - 4.1%
Northrop Grumman Corp.	9,950	3,010,372
United Technologies Corp.	59,224	5,586,600

Total Aerospace & Defense		8,596,972

Air Freight & Logistics - 2.3%
United Parcel Service Inc., Class B Shares	51,879	4,846,536

Industrial Conglomerates - 2.8%
Honeywell International Inc.	44,740	5,985,765

Machinery - 3.9%
Deere & Co.	32,320	4,465,331
Illinois Tool Works Inc.	25,634	3,643,104
Total Machinery		8,108,435

TOTAL INDUSTRIALS		27,537,708

See Notes to Schedule of Investments.

2	ClearBridge Variable Large Cap Value Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 3.0%
Motorola Solutions Inc.	47,445	$6,306,389

Electronic Equipment, Instruments & Components - 1.7%
TE Connectivity Ltd.	57,222	3,603,842

Semiconductors & Semiconductor Equipment - 0.8%
Lam Research Corp.	6,865	1,647,600

Software - 4.7%
Microsoft Corp.	46,485	7,331,149
Oracle Corp.	50,920	2,460,964

Total Software		9,792,113

Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc.	18,450	4,691,650

TOTAL INFORMATION TECHNOLOGY		26,041,594

MATERIALS - 4.8%
Chemicals - 3.5%
Air Products & Chemicals Inc.	23,668	4,724,369
PPG Industries Inc.	30,680	2,564,848

Total Chemicals		7,289,217

Construction Materials - 1.3%
Martin Marietta Materials Inc.	15,124	2,861,915

TOTAL MATERIALS		10,151,132

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Tower Corp.	33,517	7,298,327

UTILITIES - 4.3%
Electric Utilities - 1.6%
Edison International	60,871	3,335,122

Multi-Utilities - 2.7%
Sempra Energy	50,746	5,733,791

TOTAL UTILITIES		9,068,913

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $138,846,410)		$204,170,242

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2020 Quarterly Report	3

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.266%	4,699,296	$4,699,296
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.335%	1,174,824	1,174,824	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,874,120)			5,874,120

TOTAL INVESTMENTS - 99.8% (Cost - $144,720,530)			210,044,362
Other Assets in Excess of Liabilities - 0.2%			333,987

TOTAL NET ASSETS - 100.0%			$210,378,349

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $1,174,824 and the cost was $1,174,824 (Note 2).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Large Cap Value Portfolio 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$204,170,242	—	—	$204,170,242
Short-Term Investments†	5,874,120	—	—	5,874,120

Total Investments	$210,044,362	—	—	$210,044,362

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate
	Value at
	December 31,	Purchased		Sold
	2019	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,213,157	$4,349,944	4,349,944	$4,388,277	4,388,277

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,312	—	$1,174,824

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